REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUE CLASSES AND CONCENTRATIONS
Retail	$ 11,315	$ 41,971	$ 158,903	$ 191,135
Distribution	13,903	0	521,013
Services	1,050,004	220,919	2,663,917	963,536
Total	$ 1,075,222	$ 262,890	$ 3,343,833	$ 1,154,671